UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2014 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Municipal Bonds and Notes—100.2%
California—84.1%
$ 690,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	06/01/2014A	$690,338
645,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	09/01/2014A	646,999
100,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019A	111,396
975,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019A	1,081,392
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019A	221,606
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019A	111,339
1,000,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017A	1,077,180
1,750,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	10/01/2023A	1,953,840
2,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	05/31/2014A	2,005,280
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2014A	1,510,875
40,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	05/31/2014A	40,140
300,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2032	05/31/2014A	300,240
3,005,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	05/31/2014A	3,045,447
1,010,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2016	05/31/2014A	1,023,150
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	05/31/2014A	557,403
15,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	09/02/2014A	15,696
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	05/31/2014A	30,119
180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2023	05/31/2014A	180,603
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	05/31/2014A	25,072
15,000	Aromas, CA Water District	5.600	09/01/2018	09/01/2014A	15,113
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	06/01/2014A	15,019
25,000	Auburn, CA Union School District COP[1]	5.750	09/01/2017	05/31/2014A	25,087
25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)[1]	8.000	08/01/2034	08/01/2014A	25,248
5,000	Bakersfield, CA Improvement Bond Act 1915	7.100	09/02/2015	09/02/2014A	5,074
50,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)	5.000	08/01/2015	05/31/2014A	50,160
120,000	Baldwin Park, CA Redevel. Agency[1]	5.750	09/01/2030	05/31/2014A	120,163
280,000	Bay Area, CA Governments Association[1]	6.000	12/15/2024	06/15/2014A	281,896
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2017A	25,676
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023A	697,339
150,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	05/31/2014A	150,382
325,000	Bell, CA COP[1]	5.000	09/01/2023	05/31/2014A	325,205
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.500	08/01/2016	05/31/2014A	30,091
120,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.650	08/01/2024	05/31/2014A	120,150
200,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.600	08/01/2018	05/31/2014A	200,468
70,000	Big Bear, CA Municipal Water District COP[1]	5.000	11/01/2024	05/31/2014A	70,042
125,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[1]	5.500	09/01/2027	09/01/2014A	125,437
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	05/01/2015A	50,204
75,000	Brea & Olinda, CA Unified School District COP	5.500	08/01/2017	05/31/2014A	75,325
100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	09/01/2018A	103,208
100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	09/01/2018A	104,540

1	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
California (Continued)
$ 250,000	Burbank, CA Community Facilities District Special Tax	5.200%		12/01/2023	12/01/2014A	$257,225
240,000	Burbank, CA Public Financing Authority[1]	5.250		12/01/2016	06/01/2014A	240,749
100,000	Burbank, CA Public Financing Authority	5.250		12/01/2020	06/01/2014A	100,320
50,000	CA ABAG Finance Authority for Nonprofit Corporation (Children’s Hospital & Research Center at Oakland)[1]	5.250		12/01/2027	12/01/2017A	52,700
10,000	CA ABAG Finance Authority for NonProfit Corporation COP (Over 60-CEI/LLMC/CEI Obligated Group)	5.200		11/15/2023	05/31/2014A	10,034
45,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)[1]	5.200		12/01/2021	06/01/2014A	45,068
250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)[1]	5.000		07/01/2024	07/01/2022A	264,405
8,625,000	CA ABAG Finance Authority for NonProfit Corporations (HSH/SRHF/SRMB Obligated Group)[1]	6.000		05/15/2029	05/15/2019A	9,356,227
50,000	CA ABAG Finance Authority for NonProfit Corporations (Palo Alto Gardens Apartments)	5.000		10/01/2014	05/31/2014A	50,135
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800		03/01/2023	05/31/2014A	5,012
5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.600		11/01/2023	05/31/2014A	5,019
205,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350		10/01/2029	05/31/2014A	205,131
40,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)	5.200		12/01/2023	06/01/2014A	40,136
25,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	06/15/2014A	25,182
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500		01/01/2033	07/01/2014A	359,982
545,000	CA Communities Transportation Revenue COP	5.250		06/01/2025	06/01/2022A	608,302
515,000	CA Communities Transportation Revenue COP	5.250		06/01/2024	06/01/2022A	581,105
605,000	CA Communities Transportation Revenue COP	5.250		06/01/2027	06/01/2022A	666,008
575,000	CA Communities Transportation Revenue COP	5.250		06/01/2026	06/01/2022A	635,409
490,000	CA Communities Transportation Revenue COP	5.250		06/01/2023	06/01/2022A	558,100
65,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.000		04/01/2021	10/01/2014A	65,558
680,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.625		04/01/2026	10/01/2014A	685,222
7,050,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	12/18/2026B	1,629,114
75,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)[1]	4.500		06/01/2021	12/15/2014B	73,703
390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	05/31/2014A	389,973
8,855,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	05/31/2014A	8,855,000
5,230,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	06/01/2014A	5,230,418
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	05/31/2014A	434,978
505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	09/27/2022B	462,388
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	07/18/2043B	516,917
295,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	09/13/2016B	293,796
2,040,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	06/12/2015B	2,009,278
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	05/31/2014A	304,991
220,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	11/21/2015B	217,683
170,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	06/01/2014A	170,032

2	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 1,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625%	06/01/2023	06/01/2014A	$1,062,788
1,300,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250	06/01/2037	06/01/2014A	1,300,364
1,730,000	CA Dept. of Transportation COP	5.250	03/01/2016	05/31/2014A	1,737,179
835,000	CA Dept. of Water Resources (Center Valley)	5.250	07/01/2022	05/31/2014A	838,440
605,000	CA Educational Facilities Authority[1]	5.125	04/01/2017	05/31/2014A	606,966
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2022	06/01/2022	1,251,928
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2024	06/01/2022A	437,968
100,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	05/31/2014A	100,293
50,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2028	05/31/2014A	50,042
740,000	CA Educational Facilities Authority (Mills College)[1]	5.125	09/01/2022	05/31/2014A	741,228
295,000	CA Educational Facilities Authority (Pooled University)[1]	5.250	04/01/2024	05/31/2014A	295,206
25,000	CA Educational Facilities Authority (Southwestern Law School)[1]	5.000	11/01/2023	05/31/2014A	25,029
1,275,000	CA Educational Facilities Authority (Student Loan)[1]	5.400	03/01/2021	05/31/2014A	1,276,747
40,000	CA Educational Facilities Authority (University of Redlands)[1]	5.000	06/01/2028	06/01/2014A	40,128
335,000	CA Financing Authority (Wastewater Improvement)	6.100	11/01/2033	11/01/2015A	336,347
605,000	CA GO1	6.250	10/01/2019	10/01/2014A	620,101
5,000	CA GO1	6.000	08/01/2019	08/01/2014A	5,072
90,000	CA GO1	6.000	08/01/2024	08/01/2014A	91,257
905,000	CA GO1	6.250	10/01/2019	10/01/2014A	927,589
20,000	CA GO1	6.000	05/01/2018	11/01/2014A	20,574
5,000	CA GO1	6.000	05/01/2024	11/01/2014A	5,139
35,000	CA GO1	5.750	03/01/2015	09/01/2014A	35,656
230,000	CA GO1	5.900	04/01/2023	10/01/2014A	235,283
20,000	CA GO1	6.000	08/01/2015	08/01/2014A	20,293
10,000	CA GO1	6.000	10/01/2014	10/01/2014	10,247
75,000	CA GO1	5.900	03/01/2025	09/01/2014A	76,368
65,000	CA GO1	5.600	09/01/2021	09/01/2014A	66,152
25,000	CA GO1	5.750	11/01/2017	11/01/2014A	25,687
65,000	CA GO	5.500	06/01/2015	05/31/2014A	65,287
25,000	CA GO	5.000	06/01/2017	05/31/2014A	25,098
20,000	CA GO1	5.500	10/01/2022	10/01/2014A	20,433
65,000	CA GO	5.500	06/01/2014	06/01/2014	65,292
235,000	CA GO1	5.625	10/01/2023	10/01/2014A	240,128
80,000	CA GO1	5.625	10/01/2021	10/01/2014A	81,778
5,000	CA GO	5.000	10/01/2018	05/31/2014A	5,020
25,000	CA GO	5.250	04/01/2018	05/31/2014A	25,103
25,000	CA GO	5.250	04/01/2019	05/31/2014A	25,103
25,000	CA GO	5.250	04/01/2021	05/31/2014A	25,103
5,000	CA GO	5.000	10/01/2017	05/31/2014A	5,020
45,000	CA GO	5.000	06/01/2019	05/31/2014A	45,176
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021A	6,030,996
55,000	CA GO1	6.000	10/01/2021	10/01/2014A	56,309
30,000	CA GO1	5.500	04/01/2015	10/01/2014A	30,669

3	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 65,000	CA GO1	5.500%	04/01/2019	10/01/2014A	$66,421
15,000	CA GO1	5.500	03/01/2020	09/01/2014A	15,262
5,000	CA GO	5.500	05/01/2014	05/01/2014	5,001
40,000	CA GO	5.625	05/01/2026	05/31/2014A	40,168
15,000	CA GO1	5.375	06/01/2026	06/01/2014A	15,062
85,000	CA GO1	5.750	03/01/2023	09/01/2014A	86,522
35,000	CA GO	5.000	10/01/2023	05/31/2014A	35,134
15,000	CA GO1	5.125	10/01/2027	05/31/2014A	15,061
20,000	CA GO	5.000	10/01/2023	05/31/2014A	20,076
45,000	CA GO1	6.000	03/01/2024	09/01/2014A	45,836
15,000	CA GO1	5.250	10/01/2015	10/01/2014A	15,316
5,000	CA GO	5.000	10/01/2018	05/31/2014A	5,020
10,000	CA GO	4.750	02/01/2017	05/31/2014A	10,036
5,000	CA GO1	5.000	02/01/2033	05/31/2014A	5,018
3,975,000	CA GO1	5.000	09/01/2028	03/01/2016A	4,272,489
2,000,000	CA GO1	5.000	06/01/2029	06/01/2015A	2,090,120
3,990,000	CA GO1	5.750	11/01/2017	11/01/2014A	4,099,725
1,465,000	CA GO1	5.900	04/01/2023	10/01/2014A	1,498,651
5,000	CA GO1	5.000	10/01/2028	05/31/2014A	5,020
10,000	CA GO	5.000	10/01/2014	05/31/2014A	10,041
80,000	CA GO1	5.250	06/01/2017	06/01/2014A	80,343
195,000	CA GO1	5.250	06/01/2021	06/01/2014A	195,829
110,000	CA GO1	5.375	06/01/2026	06/01/2014A	110,454
5,000	CA GO1	5.600	09/01/2021	09/01/2014A	5,089
10,000	CA GO1	5.625	09/01/2024	09/01/2014A	10,173
20,000	CA GO1	5.250	06/01/2016	06/01/2014A	20,086
60,000	CA GO	4.800	08/01/2014	05/31/2014A	60,235
125,000	CA GO1	5.000	11/01/2022	11/01/2014A	127,930
25,000	CA GO1	5.500	03/01/2020	09/01/2014A	25,436
10,000	CA GO1	5.625	10/01/2026	10/01/2014A	10,211
40,000	CA GO1	5.000	11/01/2022	11/01/2014A	40,938
2,000,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016A	2,139,440
500,000	CA Health Facilities Financing Authority (CHCW/CHC Obligated Group)[1]	5.625	07/01/2032	07/01/2015A	512,885
540,000	CA Health Facilities Financing Authority (DHlth/BMH/CmntyHOSB/MSrH/SFMH/SNVMMH/CMF Obligated Group)[1]	5.125	07/01/2022	04/24/2015A	565,634
50,000	CA Health Facilities Financing Authority (Exception Children’s Foundation)[3]	6.500	05/01/2020	05/27/2014A	50,231
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	06/01/2014A	10,045
340,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	05/31/2014A	340,796
20,000	CA Health Facilities Financing Authority (PH&S/PH&S-Washington Obligated Group)	5.500	10/01/2016	05/31/2014A	20,082
1,530,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	05/31/2014A	1,533,993
55,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	05/31/2014A	55,203
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)	5.250	06/01/2023	06/01/2014A	40,133
50,000	CA Health Facilities Financing Authority (SCADP)[1]	5.150	05/01/2016	05/31/2014A	50,185

4	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.100%	01/01/2024	05/31/2014A	$110,352
1,000,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250	08/15/2031	08/15/2021A	1,118,190
1,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017A	1,032,380
2,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016A	2,015,120
2,685,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016A	2,742,325
5,005,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	02/01/2015A	5,177,773
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017A	3,052,080
6,185,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017A	6,336,532
760,000	CA HFA (Home Mtg.)[1]	5.200	08/01/2028	02/01/2018A	773,376
1,460,000	CA HFA (Home Mtg.)[1]	5.000	08/01/2037	08/01/2037	1,496,266
2,350,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	05/31/2014A	2,413,755
45,000	CA HFA (Multifamily Hsg.)[1]	5.200	08/01/2018	05/31/2014A	45,108
15,000	CA HFA (Multifamily Hsg.)[1]	5.300	08/01/2028	05/31/2014A	15,048
990,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	05/31/2014A	994,544
1,530,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	05/31/2014A	1,531,790
4,025,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	05/31/2014A	4,092,539
990,000	CA HFA (Multifamily Hsg.)[1]	5.450	08/01/2028	05/31/2014A	991,584
140,000	CA HFA (Multifamily Hsg.)[1]	5.850	08/01/2017	05/31/2014A	140,402
210,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	05/31/2014A	210,067
50,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	05/31/2014A	50,020
4,370,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	05/31/2014A	4,425,630
105,000	CA HFA (Multifamily Hsg.), Series A1	5.900	02/01/2028	05/31/2014A	106,615
5,110,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	05/31/2014A	5,241,378
500,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015A	502,090
1,775,000	CA HFA, Series A1	4.750	08/01/2021	08/01/2015A	1,790,549
2,410,000	CA HFA, Series C1	5.750	08/01/2030	08/01/2014A	2,521,029
1,075,000	CA HFA, Series E1	5.000	02/01/2024	02/01/2016A	1,084,460
275,000	CA Infrastructure and Economic Devel. (LA County Dept. of Public Social Services)[1]	5.000	09/01/2028	05/31/2014A	278,751
90,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.625	07/01/2020	05/31/2014A	90,339
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750	07/01/2030	05/31/2014A	3,564,768
390,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)	5.750	09/01/2023	05/31/2014A	395,304
45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	06/30/2014A	54,474
335,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2029	10/01/2023A	361,204
465,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2030	10/01/2023A	497,978
50,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	04/01/2018A	54,427
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)[1]	5.250	02/01/2024	02/01/2019A	1,082,841
230,000	CA Municipal Finance Authority (Emerson College)[1]	5.000	01/01/2028	01/01/2022A	248,917
355,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	07/27/2022B	344,815
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300	12/01/2017	05/31/2014A	29,998
980,000	CA Pollution Control Financing Authority (Southern California Water Company)	5.500	12/01/2026	06/01/2014A	983,459

5	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 750,000	CA Pollution Control Financing Authority (WM/MGC/USAWCA/WMC&R/WMC/CWM/WWI Obligated Group)[1]	5.125%[4]	11/01/2023	11/01/2015A	$787,567
10,000	CA Public Works	5.250	10/01/2016	05/31/2014A	10,040
130,000	CA Public Works[1]	6.625	11/01/2034	05/08/2016A	130,640
5,665,000	CA Public Works[1]	6.500	09/01/2017	04/01/2016B	6,141,483
210,000	CA Public Works	5.250	10/01/2015	05/31/2014A	210,846
25,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	06/01/2014A	25,094
60,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	06/01/2014A	60,227
260,000	CA Public Works (California Community Colleges)	5.250	12/01/2014	06/01/2014A	261,071
270,000	CA Public Works (California Community Colleges)	5.000	12/01/2017	06/01/2014A	270,994
70,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	06/01/2014A	70,279
140,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	06/01/2014A	140,564
215,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	05/31/2014A	215,789
450,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	06/01/2014A	451,813
50,000	CA Public Works (California Community Colleges)	5.125	09/01/2016	05/31/2014A	50,194
90,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	06/01/2014A	90,358
70,000	CA Public Works (California Community Colleges)	5.100	09/01/2014	05/31/2014A	70,290
60,000	CA Public Works (California Highway Patrol)	5.250	11/01/2014	05/31/2014A	60,256
25,000	CA Public Works (California Highway Patrol)	5.000	11/01/2015	05/31/2014A	25,095
465,000	CA Public Works (California Science Center)	5.250	10/01/2017	05/31/2014A	466,809
50,000	CA Public Works (California Science Center)	5.250	10/01/2022	05/31/2014A	50,166
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021A	2,322,220
40,000	CA Public Works (California State University)	5.450	09/01/2014	05/31/2014A	40,178
400,000	CA Public Works (California State University)	5.500	09/01/2015	05/31/2014A	401,696
50,000	CA Public Works (California State University)	5.375	10/01/2017	05/31/2014A	50,199
50,000	CA Public Works (California State University)	5.375	10/01/2016	05/31/2014A	50,204
5,000	CA Public Works (California State University)	5.000	09/01/2015	05/31/2014A	5,019
600,000	CA Public Works (California State University)	5.250	10/01/2015	05/31/2014A	602,418
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019A	876,900
60,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	05/31/2014A	60,448
110,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	05/31/2014A	110,774
425,000	CA Public Works (Dept. of Corrections)[1]	5.000	03/01/2027	05/31/2014A	426,360
100,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2015	05/31/2014A	100,413
125,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2016	05/31/2014A	125,511
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	05/31/2014A	351,358
45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	05/31/2014A	45,175
65,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	05/31/2014A	65,266
370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	05/31/2014A	371,473
10,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2021	05/31/2014A	10,035
50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2016	05/31/2014A	50,373
225,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	05/31/2014A	226,678
75,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	05/31/2014A	75,559
825,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	05/31/2014A	830,808
45,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	05/31/2014A	45,317
50,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2017	05/31/2014A	50,194
285,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2016	05/31/2014A	286,134
320,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2014	05/31/2014A	321,370
100,000	CA Public Works (Dept. of Corrections)	5.250	10/01/2014	05/31/2014A	100,427

6	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 2,000,000	CA Public Works (Dept. of Forestry & Fire Protecton)[1]	5.000%	04/01/2026	04/01/2016A	$2,115,820
15,000	CA Public Works (Dept. of General Services East End)	5.250	12/01/2020	06/01/2014A	15,058
600,000	CA Public Works (Dept. of General Services)	5.250	12/01/2018	06/01/2014A	602,262
20,000	CA Public Works (Dept. of General Services)[1]	5.250	06/01/2028	06/01/2014A	20,068
515,000	CA Public Works (Dept. of General Services)	5.250	12/01/2016	06/01/2014A	517,050
170,000	CA Public Works (Dept. of General Services)	5.250	12/01/2017	06/01/2014A	170,661
100,000	CA Public Works (Dept. of General Services)	5.250	06/01/2025	06/01/2014A	100,320
75,000	CA Public Works (Dept. of General Services)	5.000	12/01/2023	06/01/2014A	75,259
85,000	CA Public Works (Dept. of General Services)	5.125	12/01/2021	06/01/2014A	85,285
505,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	06/01/2014A	506,853
5,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	06/01/2014A	5,016
130,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	05/31/2014A	130,416
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2020	05/31/2014A	25,089
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2020	05/31/2014A	25,089
20,000	CA Public Works (Dept. of General Services)	4.800	03/01/2019	05/31/2014A	20,066
155,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	05/31/2014A	155,496
125,000	CA Public Works (Dept. of General Services)	5.250	12/01/2015	06/01/2014A	125,504
25,000	CA Public Works (Dept. of General Services)	5.250	11/01/2014	05/31/2014A	25,107
10,000	CA Public Works (Dept. of Justice Building)	4.800	05/01/2015	05/31/2014A	10,037
30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	05/31/2014A	30,119
50,000	CA Public Works (Dept. of Justice)	5.125	11/01/2017	05/31/2014A	50,189
95,000	CA Public Works (Dept. of Mental Health)[1]	5.125	06/01/2029	06/01/2014A	95,408
30,000	CA Public Works (Dept. of Mental Health)	5.250	04/01/2023	05/31/2014A	30,123
250,000	CA Public Works (Dept. of Youth Authority)	5.375	10/01/2015	05/31/2014A	251,032
10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	05/31/2014A	10,041
30,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	05/31/2014A	30,119
875,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023A	1,006,022
875,000	CA Public Works (Judicial Council)	5.000	03/01/2026	03/01/2023A	999,232
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021A	3,422,250
25,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2015	05/31/2014A	25,095
25,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2018	05/31/2014A	25,089
1,780,000	CA Public Works (State Universities)	5.500	12/01/2018	06/01/2014A	1,787,084
460,000	CA Public Works (State Universities)	5.400	10/01/2022	05/31/2014A	461,587
50,000	CA Public Works (Trustees California State University)	5.000	10/01/2019	05/31/2014A	50,173
20,000	CA Public Works (Various California State Universities)	5.550	09/01/2016	05/31/2014A	20,085
2,295,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	05/31/2014A	2,304,134
2,710,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	05/31/2014A	2,721,653
140,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	05/31/2014A	140,539
2,280,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	05/31/2014A	2,289,804
235,000	CA Public Works (Various State Universities)	5.250	10/01/2014	05/31/2014A	236,008
1,160,000	CA Public Works (Various State Universities)	5.400	10/01/2022	05/31/2014A	1,164,002
135,000	CA Public Works (Various State Universities)	5.400	10/01/2022	05/31/2014A	135,466
280,000	CA Public Works (Various State Universities)	5.500	09/01/2015	05/31/2014A	281,187
30,000	CA Public Works Board (California Highway Patrol)	5.250	11/01/2020	05/31/2014A	30,107
20,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350	12/01/2029	09/15/2014B	20,073

7	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 400,000	CA School Finance Authority Charter School (Coastal Acedemy)	5.000%	10/01/2022	01/15/2020B	$416,720
35,000	CA Special Districts Association Finance Corp.[1]	5.000	01/01/2018	05/26/2014A	35,122
5,000	CA Statewide CDA	7.000	07/01/2022	05/31/2014A	5,010
25,000	CA Statewide CDA	6.625	09/01/2027	05/31/2014A	25,030
7,000,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020B	7,458,640
50,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	06/01/2014A	50,112
1,220,000	CA Statewide CDA (California Hsg. Foundation)[1]	5.250	12/01/2027	12/01/2017A	1,279,987
1,080,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200	06/01/2036	06/01/2014A	1,087,733
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)[1]	6.000	05/15/2023	05/15/2018A	112,721
405,000	CA Statewide CDA (DHlth/BMH/CmntyHOSB/MSrH/SFMH/SNVMMH/CMF Obligated Group)[1]	5.500	07/01/2031	07/01/2017A	443,860
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	09/01/2014A	45,175
150,000	CA Statewide CDA (Quail Ridge Apartments)	5.375	07/01/2032	11/27/2029B	130,843
395,000	CA Statewide CDA (Rio Bravo)	6.300	12/01/2018	05/21/2018B	381,234
560,000	CA Statewide CDA (Sycamore)[1]	6.000	03/20/2038	03/20/2015A	582,977
530,000	CA Statewide CDA (Water & Wastewater)	5.125	10/01/2022	05/31/2014A	531,844
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	09/01/2014A	25,197
670,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125	04/01/2023	05/31/2014A	670,147
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000	04/01/2018	05/31/2014A	5,007
120,000	CA Statewide CDA COP (Internext Group)[1]	5.375	04/01/2030	05/31/2014A	120,113
440,000	CA Statewide CDA School Facilities (47th & Main)	5.125	07/01/2022	11/19/2018A	460,781
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	05/31/2014A	21,238
25,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600	09/01/2020	05/31/2014A	26,302
5,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2031	05/31/2014A	5,018
100,000	CA Statewide CDA Water & Wastewater	5.300	10/01/2020	05/31/2014A	100,407
3,468,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/11/2017B	3,467,688
1,720,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/08/2017B	1,719,845
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	05/12/2026B	3,394,966
50,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2017	05/31/2014A	50,169
60,000	CA Water Resource Devel. GO, Series P	5.800	06/01/2014	06/01/2014	60,285
20,000	CA Water Resource Devel. GO, Series P & N	5.000	06/01/2020	05/31/2014A	20,078
60,000	CA Water Resource Devel. GO, Series Q	5.000	03/01/2016	05/31/2014A	60,237
25,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2015	05/31/2014A	25,100
15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2017	05/31/2014A	15,059
10,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	09/01/2014	9,978
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	4.650	09/01/2014	09/01/2014	24,980
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	09/01/2014A	44,989

8	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750%	09/01/2022	02/07/2019B	$101,840
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029B	49,600
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/22/2021B	119,714
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	09/01/2014A	10,017
20,000	California City, CA Redevel. Agency Tax Allocation	7.000	09/01/2015	05/31/2014A	20,079
250,000	Campbell, CA COP (Civic Center)[1]	5.250	10/01/2028	05/31/2014A	251,007
15,000	Campbell, CA Redevel. Agency Tax Allocation[1]	5.800	10/01/2027	05/31/2014A	15,001
5,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	06/01/2014	5,026
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300	09/01/2023	09/01/2014A	15,062
40,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	09/01/2014A	40,341
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	09/02/2014A	30,289
60,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	09/02/2014A	60,309
70,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	09/02/2014A	70,575
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	10/01/2014A	2,811,352
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	09/02/2014A	72,381
150,000	Cathedral City, CA Public Financing Authority[1]	5.000	08/01/2026	08/01/2014A	150,279
30,000	Cathedral City, CA Public Financing Authority[1]	5.600	08/01/2018	05/31/2014A	30,070
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028B	36,651
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022B	39,211
10,000	Central CA Unified School District	5.625	03/01/2018	09/01/2014A	10,181
2,500,000	Central CA Unified School District[1]	5.000	07/01/2029	07/01/2014A	2,569,200
150,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2018	05/31/2014A	150,462
110,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	05/31/2014A	110,307
225,000	Chino Hills, CA COP[1]	5.000	09/01/2026	05/31/2014A	225,254
50,000	Chino, CA Community Facilities District Special Tax No. 2	5.000	09/01/2026	09/01/2016A	50,743
20,000	Chowchilla, CA Improvement Bond Act 1915	6.700	09/02/2027	09/02/2014A	20,100
5,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000	09/02/2015	09/02/2014A	5,234
190,000	Chula Vista, CA Public Financing Authority[1]	5.000	09/02/2016	05/31/2014A	190,692
50,000	Chula Vista, CA Public Financing Authority[1]	4.750	09/02/2015	05/31/2014A	50,166
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	09/01/2014A	25,205
40,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2027	05/31/2014A	40,008
320,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2018	05/31/2014A	320,685
50,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	05/31/2014A	50,011
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	05/31/2014A	20,005
45,000	Compton, CA Community College District[1]	5.000	07/01/2028	07/01/2014A	45,372
1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020	1,905,367
1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022A	1,497,042
1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021	2,177,355
3,500,000	Compton, CA Public Finance Authority	5.000	09/01/2022	06/04/2019B	3,059,175
480,000	Compton, CA Sewer[1]	5.375	09/01/2023	05/31/2014A	480,168

9	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 25,000	Concord, CA GO1	5.000%	08/01/2017	05/31/2014A	$25,063
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2017	05/31/2014A	25,092
95,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.125	03/01/2023	05/31/2014A	95,139
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2016	05/31/2014A	25,097
25,000	Contra Costa County, CA Public Financing Authority[1]	5.250	06/01/2016	06/01/2014A	25,095
45,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2014	06/01/2014	45,189
10,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2019	06/01/2014A	10,028
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	06/01/2014A	110,459
105,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2028	06/01/2014A	105,383
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017B	578,945
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)	6.000	06/01/2021	06/01/2014A	20,095
15,000	Corona, CA Public Financing Authority[1]	5.000	09/01/2020	09/01/2014A	15,234
65,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	05/31/2014A	65,195
500,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2023	09/01/2014A	505,855
90,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.625	09/01/2021	05/31/2014A	90,146
50,000	Coronado, CA Financing Authority (Storm Drain System)[1]	5.000	03/01/2026	05/31/2014A	50,079
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	09/01/2014A	103,483
15,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.000	10/01/2016	10/01/2015B	15,883
120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018	133,847
115,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.250	10/01/2017	10/01/2017	125,511
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021A	353,707
130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021	150,821
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020	126,749
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020	43,048
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019	176,551
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021	230,129
80,000	Culver City, CA COP	5.750	01/01/2016	05/31/2014A	80,311
25,000	Culver City, CA Redevel. Agency[1]	5.500	11/01/2020	05/31/2014A	25,495
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2019	05/31/2014A	25,495
5,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2014	11/01/2014	5,061
15,000	Culver City, CA Redevel. Finance Authority	5.600	11/01/2025	05/31/2014A	15,051
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	05/31/2014A	20,023

10	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 1,000,000	Davis, CA Redevel. Agency Tax Allocation[1]	6.500%	12/01/2026	12/01/2021A	$1,186,720
655,000	Del Norte County, CA COP	5.400	06/01/2019	06/01/2014A	657,784
975,000	Delano, CA Union High School District[1]	5.100	02/01/2023	02/01/2023	1,147,604
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[1]	6.000	09/01/2023	09/01/2019A	568,344
340,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750	09/01/2028	11/12/2019A	366,612
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	08/01/2014A	482,510
50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2028	08/01/2014A	50,111
25,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2027	09/01/2016A	25,405
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	09/02/2014A	10,066
20,000	Eastside, CA Union School District[1]	5.125	08/01/2026	08/01/2014A	20,103
45,000	El Centro, CA Financing Authority (El Centro Regional Medical Center)[1]	5.250	03/01/2026	05/31/2014A	45,051
220,000	El Cerrito, CA Redevel. Agency Tax Allocation[1]	5.000	07/01/2019	05/31/2014A	220,334
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022A	874,472
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022A	691,652
1,200,000	El Dorado, CA Irrigation District COP[1]	6.250	08/01/2029	08/01/2014A	1,218,492
50,000	El Monte, CA City School District[1]	5.375	05/01/2014	05/01/2014	50,007
75,000	El Monte, CA City School District[1]	6.250	05/01/2025	11/01/2014A	77,282
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2014A	50,121
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021A	1,415,080
195,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	05/31/2014A	195,413
2,000,000	Emeryville, CA Public Financing Authority[1]	5.200	09/01/2022	05/31/2014A	2,039,440
75,000	Emeryville, CA Public Financing Authority (Emeryville Redevel.)[1]	5.250	09/01/2019	05/31/2014A	75,183
230,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2028	05/31/2014A	230,021
330,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2019	05/31/2014A	330,736
15,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	04/04/2016B	14,899
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	09/02/2014A	15,665
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027B	7,542
845,000	Folsom, CA Public Financing Authority	5.000	09/01/2023	09/01/2017A	881,470
15,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	09/02/2014A	15,087
15,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	09/02/2014A	15,086
60,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	09/01/2014	05/31/2014A	60,235
1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.250	09/01/2020	05/31/2014A	1,666,232
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2023	05/31/2014A	90,151
700,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	05/31/2014A	709,632

11	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000%	10/01/2022	10/01/2015A	$262,232
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	05/31/2014A	556,787
200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2016	05/31/2014A	200,552
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2021	05/31/2014A	25,030
205,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	10/01/2014A	205,947
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[1]	5.450	09/01/2029	09/01/2014A	40,114
675,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000	09/01/2022	05/31/2014A	675,756
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2014A	272,121
1,945,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2014A	1,969,351
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	10/01/2014A	10,235
35,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000	01/01/2035	05/31/2014A	35,005
100,000	Freshwater, CA School District[1]	5.000	08/01/2025	08/01/2014A	100,272
10,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2019	06/01/2014A	10,039
65,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2028	06/01/2014A	65,070
70,000	Fresno, CA Joint Powers Financing Authority	5.500	06/01/2015	06/01/2014A	70,306
30,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2020	06/01/2014A	30,117
140,000	Fresno, CA Joint Powers Financing Authority[1]	5.750	06/01/2026	06/01/2014A	143,423
2,160,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	10/01/2024	10/01/2014A	2,162,657
110,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	08/01/2018	05/31/2014A	110,225
870,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2022	04/01/2018A	902,451
55,000	Fullerton, CA Public Financing Authority[1]	5.125	05/01/2021	11/01/2014A	56,314
135,000	Fullerton, CA Redevel. Agency COP[1]	5.000	04/01/2026	04/01/2017A	137,878
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	09/02/2014A	10,344
25,000	Garden Grove, CA Agency for Community Devel. Tax Allocation	5.000	10/01/2025	05/31/2014A	25,095
100,000	Garden Grove, CA Agency for Community Devel. Tax Allocation	5.375	10/01/2020	05/31/2014A	100,330
115,000	Garden Grove, CA COP[1]	5.375	03/01/2017	05/31/2014A	115,342
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	09/02/2014A	20,114
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019A	459,654
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/19/2028B	14,031
20,000	Greenfield, CA Union School District	6.250	09/01/2030	09/01/2014A	20,696
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	12/01/2014A	1,022,480
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	12/01/2014A	1,508,158
135,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2018	05/31/2014A	135,456
75,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2024	05/31/2014A	75,244
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2015A	3,290,260
55,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	09/01/2014A	56,068
155,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	09/01/2014A	157,137
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	09/02/2014A	45,619
20,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.000	08/01/2017	08/01/2014A	20,186

12	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 50,000	Hement, CA Redevel. Agency Tax Allocation[1]	5.000%	09/15/2023	05/31/2014A	$50,049
1,970,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	09/01/2014A	1,972,738
5,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	09/02/2014A	5,185
125,000	Hollister, CA Redevel. Agency Tax Allocation	5.250	10/01/2016	05/31/2014A	125,447
10,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	10/01/2014A	10,118
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	09/01/2014A	20,050
1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018A	1,182,825
1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018A	1,123,670
100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2018	08/01/2014A	100,601
2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000	10/15/2026	10/15/2022A	2,932,440
250,000	Indio, CA Community Facilities District Special Tax	5.200	09/01/2027	05/31/2014A	250,217
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	05/31/2014A	50,141
3,230,000	Indio, CA Water Authority[1]	5.000	04/01/2031	04/01/2016A	3,423,961
50,000	Industry, CA GO	5.000	01/01/2024	05/31/2014A	50,780
70,000	Industry, CA GO1	5.000	01/01/2027	05/31/2014A	71,360
75,000	Industry, CA Urban Devel. Agency	5.000	05/01/2020	05/31/2014A	75,829
130,000	Industry, CA Urban Devel. Agency (South Montebello)	5.000	05/01/2019	05/31/2014A	131,275
710,000	Irvine, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2023A	793,361
100,000	Jurupa, CA Community Services District Special Tax	5.000	09/01/2027	09/01/2014A	102,340
25,000	Kern Valley, CA Healthcare District	5.250	08/01/2021	05/31/2014A	25,086
2,000,000	Kern, CA Community College District	5.250	11/01/2031	11/01/2018A	2,174,600
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	05/31/2014A	15,046
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	05/31/2014A	10,020
5,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2014	05/31/2014A	5,018
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	09/02/2014A	55,232
60,000	La Mirada, CA Redevel. Agency	5.125	08/15/2021	05/31/2014A	60,220
25,000	La Mirada, CA Redevel. Agency[1]	5.000	08/15/2015	05/31/2014A	25,090
100,000	La Mirada, CA Redevel. Agency	5.000	08/15/2014	05/31/2014A	100,400
175,000	La Mirada, CA Redevel. Agency	5.125	08/15/2022	05/31/2014A	175,625
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2015A	521,220
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	09/01/2015A	1,150,595
25,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	10/01/2014A	25,380
615,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020A	658,191
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	05/31/2014A	15,012
55,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2014A	55,139
10,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2014A	10,022
5,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875	09/02/2017	09/02/2014A	5,221
50,000	Lawndale, CA Elementary School District[1]	5.000	08/01/2029	08/01/2014A	50,571
115,000	Lincoln, CA Public Financing Authority[1]	5.000	08/01/2028	08/01/2014A	115,240

13	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 100,000	Livermore Valley, CA Joint Unified School District	5.000%	08/01/2023	05/31/2014A	$100,392
15,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	09/02/2014A	15,467
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	09/01/2014A	15,033
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	09/01/2014A	45,156
50,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.250	08/01/2018	05/31/2014A	50,465
925,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2026	05/31/2014A	933,177
2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022A	2,182,020
370,000	Long Beach, CA Bond Finance Authority[1]	5.250	11/15/2023	11/15/2023	419,247
10,000	Long Beach, CA Bond Finance Authority[1]	5.000	11/01/2024	05/31/2014A	10,014
500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)[1]	5.000	05/01/2024	05/01/2016A	550,890
20,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[1]	5.000	08/01/2025	08/01/2015A	20,433
620,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2017	11/15/2017	684,269
685,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.250	11/15/2018	11/15/2018	773,433
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	05/31/2014A	50,048
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	09/01/2014A	5,097
65,000	Los Angeles County, CA Public Works Financing Authority (Calabasas Landfill)	5.000	06/01/2022	06/01/2014A	65,231
95,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	09/01/2014A	95,871
215,000	Los Angeles, CA Community Redevel. Agency (Bunker Hill)[1]	5.000	12/01/2021	12/01/2014A	219,713
60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	05/31/2014A	60,070
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100	12/01/2015	05/31/2014A	40,159
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2019	05/31/2014A	120,436
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	05/31/2014A	125,459
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	05/31/2014A	80,294
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	05/31/2014A	50,169
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2018	05/31/2014A	50,181
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)	5.500	09/01/2014	05/31/2014A	25,084
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375	05/15/2025	01/30/2016A	11,255,494
500,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)	5.000	05/15/2025	05/15/2016A	531,750
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	05/31/2014A	15,055
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	05/31/2014A	10,036
500,000	Los Angeles, CA Harbor Dept.[1]	5.000	08/01/2024	08/01/2016A	550,005
70,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	05/31/2014A	70,116

14	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500%	07/01/2022	05/31/2014A	$15,038
45,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	05/31/2014A	45,035
35,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	05/31/2014A	35,048
60,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)	5.500	06/01/2016	06/01/2014A	60,264
150,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)	5.500	06/01/2018	06/01/2014A	150,654
100,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)	5.500	06/01/2019	06/01/2014A	100,435
25,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)	5.500	06/01/2017	06/01/2014A	25,109
12,940,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500	12/01/2024	06/01/2014A	13,101,621
25,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	05/31/2014A	25,108
200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	05/31/2014A	200,670
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	05/31/2014A	70,235
205,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	05/31/2014A	205,687
20,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	05/31/2014A	20,087
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	05/31/2014A	70,235
50,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	05/31/2014A	50,214
20,000	Los Banos, CA Unified School District COP	5.625	08/01/2016	05/31/2014A	20,066
55,000	Madera County, CA COP (Children’s Hospital Central California Foundation)	5.000	03/15/2015	05/31/2014A	55,168
455,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	05/31/2014A	455,601
965,000	Madera County, CA COP (Valley Children’s Hospital)	5.000	03/15/2023	05/31/2014A	968,262
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	10/01/2014A	50,105
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989	5.000	09/01/2027	09/01/2023A	1,416,687
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	05/31/2014A	10,017
1,025,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021A	1,107,390
40,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	09/01/2014A	40,273
825,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	05/31/2014A	827,327
15,000	Menlo Park, CA GO1	5.000	08/01/2015	05/31/2014A	15,059
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2014A	5,193
3,215,000	Milpitas, CA Redevel. Agency	5.125	09/01/2019	05/31/2014A	3,227,474
10,000	Milpitas, CA Redevel. Agency	5.250	09/01/2017	05/31/2014A	10,040
25,000	Milpitas, CA Redevel. Agency	5.000	09/01/2014	05/31/2014A	25,100
45,000	Milpitas, CA Redevel. Agency	5.000	09/01/2020	05/31/2014A	45,160
1,000,000	Milpitas, CA Redevel. Agency	5.250	09/01/2021	05/31/2014A	1,003,670
500,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	02/29/2020B	502,515
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)	5.000	08/01/2026	08/01/2022A	1,054,180
2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	05/31/2014A	2,002,460
95,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.300	09/01/2022	05/31/2014A	95,117

15	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500%	09/01/2022	05/31/2014A	$10,006
155,000	Montebello, CA Community Redevel. Agency Tax Allocation[1]	5.000	03/01/2019	09/01/2014A	156,071
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation[1]	5.250	09/01/2024	09/01/2014A	741,979
25,000	Montebello, CA COP[1]	5.300	11/01/2018	05/31/2014A	25,081
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	05/31/2014A	20,189
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	05/31/2014A	65,465
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.750	03/01/2017	05/31/2014A	40,466
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	09/01/2014A	366,782
400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000	09/01/2022	09/01/2014A	406,044
300,000	Morgan Hill, CA COP (Water System)[1]	5.125	06/01/2021	06/01/2014A	301,104
3,000,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017A	3,110,880
10,000	Napa, CA Hsg. Auth. (Vintage at Napa Senior Apartments)[1]	5.200	06/15/2034	05/31/2014A	10,045
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019	114,060
260,000	Needles, CA Public Utility Authority	6.650	02/01/2032	07/31/2014A	259,974
285,000	Norco, CA Redevel Agency[1]	5.125	03/01/2030	05/31/2014A	285,319
275,000	Norco, CA Redevel Agency[1]	5.500	03/01/2030	05/31/2014A	275,160
25,000	Norco, CA Redevel. Agency[1]	5.000	03/01/2019	05/31/2014A	25,068
2,015,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	11/04/2015B	1,937,906
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020A	911,419
780,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	06/06/2015B	815,716
600,000	Oakdale, CA Public Financing Authority[1]	5.125	03/01/2022	05/31/2014A	600,768
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	06/01/2014A	10,020
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	06/01/2014A	50,026
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900	06/01/2014	06/01/2014	30,101
855,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2023	05/31/2014A	855,864
265,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2016	05/31/2014A	265,718
135,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2015	05/31/2014A	135,379
150,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2017	05/31/2014A	150,347
3,110,000	Oakland, CA Unified School District	5.250	08/01/2024	05/31/2014A	3,120,761
100,000	Oakland, CA Unified School District	5.250	08/01/2017	05/31/2014A	100,403
370,000	Oakland, CA Unified School District	5.250	08/01/2020	05/31/2014A	371,395
50,000	Oakland, CA Unified School District	5.250	08/01/2015	05/31/2014A	50,204
160,000	Oakland, CA Unified School District	5.250	08/01/2019	05/31/2014A	160,622
750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021B	832,080
200,000	Oakland, CA Unified School District[1]	5.250	08/01/2016	05/31/2014A	200,772
300,000	Oakland, CA Unified School District	5.250	08/01/2022	05/31/2014A	301,239
50,000	Oakland, CA Unified School District	5.250	08/01/2018	05/31/2014A	50,207

16	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 700,000	Oakland, CA Unified School District	5.000%	08/01/2026	05/31/2014A	$702,275
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019A	1,136,970
2,000,000	Oakland, CA Unified School District	6.000	08/01/2026	08/01/2018A	2,215,240
2,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015A	2,028,300
805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023A	863,049
685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023A	748,123
745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023A	805,136
1,660,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2014A	1,696,321
55,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	05/31/2014A	55,140
50,000	Orange County, CA Devel. Agency (Neighborhood Devel,)[1]	5.000	09/01/2020	05/31/2014A	50,073
30,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2017	05/31/2014A	30,067
265,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2022	05/31/2014A	265,297
50,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2018	05/31/2014A	50,098
15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	09/02/2014A	15,220
1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)	5.000	10/01/2028	10/01/2022A	1,656,480
850,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	05/31/2014A	856,231
195,000	Oroville, CA Public Financing Authority[1]	5.125	09/15/2025	05/31/2014A	195,152
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021A	54,714
100,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.250	06/01/2034	06/01/2014A	100,048
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020	939,049
460,000	Oxnard, CA School District	5.000	08/01/2026	08/01/2023A	518,089
530,000	Oxnard, CA School District	5.000	08/01/2027	08/01/2023A	592,794
25,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2016	03/01/2016	24,918
70,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	05/31/2014A	70,034
180,000	Pajaro Valley, CA Water Management Agency COP[1]	5.750	03/01/2024	05/31/2014A	180,079
1,230,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2021	08/01/2014A	1,234,945
50,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2026	10/01/2014A	50,117
50,000	Palm Desert, CA Financing Authority[1]	5.200	10/01/2028	10/01/2014A	50,103
125,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2025	10/01/2014A	125,359
55,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2027	10/01/2014A	55,115
360,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2030	10/01/2014A	360,634
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	07/01/2014A	510,885
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	05/31/2014A	145,577
100,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.500	08/01/2021	05/31/2014A	100,185
3,120,000	Palm Springs, CA Financing Authority (Downtown Revitalization)	5.250	06/01/2027	06/01/2022A	3,497,458
20,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1]	5.500	01/01/2028	05/31/2014A	20,079

17	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 45,000	Palm Springs, CA Improvement Bond Act 1915	5.650%	09/02/2029	09/02/2014A	$45,018
100,000	Palmdale, CA Civic Authority	5.000	07/01/2025	05/31/2014A	100,382
190,000	Palmdale, CA Civic Authority (Civic Center)	5.600	07/01/2015	05/31/2014A	190,671
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2016A	126,865
45,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2017	09/01/2014A	45,599
10,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2024	09/01/2014A	10,062
495,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	05/31/2014A	496,762
15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	06/01/2014A	15,064
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	06/01/2014A	175,747
10,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2019	05/31/2014A	10,022
30,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2018	05/31/2014A	30,052
100,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2023	05/31/2014A	100,085
90,000	Patterson, CA Joint Unified School District	5.000	08/01/2015	05/31/2014A	90,354
545,000	Perris, CA Joint Powers Authority	5.000	09/01/2025	09/01/2023A	590,911
390,000	Perris, CA Public Financing Authority[1]	7.000	10/01/2033	10/01/2018A	438,883
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	09/01/2014A	61,495
125,000	Perris, CA Public Financing Authority[1]	5.750	10/01/2031	05/31/2014A	127,930
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2014A	20,470
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	09/01/2014A	1,460,705
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	09/01/2014A	1,068,886
150,000	Petaluma, CA COP (Airport)[1]	5.125	08/01/2028	05/31/2014A	150,006
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	09/02/2014A	10,070
1,500,000	Pico Rivera, CA Public Financing Authority[1]	5.500	09/01/2031	09/01/2019A	1,643,655
20,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)	5.250	08/01/2016	05/31/2014A	20,081
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	08/01/2014A	504,120
240,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2017	08/01/2014A	241,690
75,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2019	08/01/2014A	75,410
75,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2018	08/01/2014A	75,461
25,000	Pomona, CA Public Financing Authority[1]	5.250	02/01/2018	05/31/2014A	25,077
30,000	Pomona, CA Public Financing Authority[1]	5.000	02/01/2024	05/31/2014A	30,042
65,000	Pomona, CA Public Financing Authority[1]	5.125	02/01/2016	05/31/2014A	65,227
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	05/31/2014A	401,020
110,000	Port Redwood City, CA GO1	5.400	06/01/2019	06/01/2014A	110,371
50,000	Poway, CA Hsg. (Poinsetta Mobile Home Park)[1]	5.000	05/01/2023	05/31/2014A	50,570
20,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	05/31/2014A	20,069
25,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.000	06/15/2028	05/31/2014A	25,025
30,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2019	05/31/2014A	30,100

18	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 55,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250%	06/15/2024	05/31/2014A	$55,173
50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2017	05/31/2014A	50,204
855,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2025	09/15/2023A	952,479
1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2029	09/15/2023A	1,301,319
170,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.125	09/01/2026	09/01/2014A	175,263
150,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6	5.125	09/01/2028	09/01/2015A	151,439
1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No.2003-1	5.750	09/01/2028	09/01/2018A	1,941,732
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	05/31/2014A	10,016
725,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.125	09/01/2030	05/31/2014A	725,312
4,570,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.375	09/01/2025	05/31/2014A	4,574,433
50,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.250	09/01/2020	05/31/2014A	50,131
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	09/02/2014A	30,129
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	09/02/2014A	20,023
30,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.000	09/01/2026	05/31/2014A	30,043
100,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.125	09/01/2030	05/31/2014A	100,125
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	09/01/2014A	10,016
25,000	Redlands, CA Unified School District	5.000	07/01/2026	05/31/2014A	25,085
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022A	751,997
100,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.250	09/01/2027	09/01/2014A	100,341
25,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2021	09/01/2014A	25,302
20,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2019	09/01/2014A	20,130
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	09/01/2014A	51,542
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	09/01/2014A	25,739
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2014A	51,262
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	09/01/2014A	66,864
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	09/01/2014A	102,741
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2014A	102,611
210,000	Richmond, CA Redevel. Agency (Harbour Redevel.)	5.500	07/01/2018	05/12/2014A	210,376
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	06/22/2024B	79,847
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/24/2032B	99,519
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022A	476,262

19	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 15,000	Riverside County, CA Community Facilities District Special Tax	6.000%	09/01/2030	09/01/2014A	$14,998
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	09/01/2014A	232,128
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	09/01/2014A	397,486
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150	09/01/2014	09/01/2014	217,836
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450	09/01/2014	09/01/2014	455,756
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015	497,743
735,000	Riverside County, CA COP (Historic Courthouse)[1]	5.000	11/01/2024	11/01/2015A	780,791
250,000	Riverside County, CA Public Financing Authority[1]	5.250	10/01/2017	05/31/2014A	250,773
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2022	10/01/2016A	103,654
335,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	01/13/2017B	295,457
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020	352,382
30,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	09/02/2014A	30,661
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2014A	346,119
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2014A	325,647
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2014A	202,798
1,155,000	Riverside, CA Public Financing Authority	5.000	11/01/2028	11/01/2022A	1,248,359
1,640,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022A	1,779,974
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)[1]	5.000	08/01/2019	08/01/2017A	108,406
150,000	Riverside, CA Redevel. Agency[1]	5.000	08/01/2025	05/31/2014A	150,114
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A1	5.500	09/01/2015	09/01/2014A	50,797
150,000	Riverside, CA Unified School District[1]	5.000	12/01/2026	06/01/2014A	150,537
100,000	Rocklin, CA Unified School District Community Facilities District No. 1	5.000	09/01/2025	05/31/2014A	100,293
50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	05/31/2014A	50,077
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2014A	50,262
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2014A	50,262
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	09/01/2014A	25,100
405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2023A	434,423
440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023A	476,947
500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023A	532,055
365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2023A	398,733
100,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.400	09/01/2028	09/01/2014A	100,294

20	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
California (Continued)
$ 265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000%		02/15/2024	02/15/2024	$293,297
100,000	Roseville, CA Natural Gas Finance Authority[1]	5.000		02/15/2025	02/15/2025	110,630
80,000	Roseville, CA Natural Gas Finance Authority[1]	5.000		02/15/2023	02/15/2023	88,436
190,000	Roseville, CA Natural Gas Finance Authority[1]	5.000		02/15/2021	02/15/2021	210,598
430,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000		12/01/2023	06/01/2014A	431,453
535,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000		12/01/2022	06/01/2014A	536,851
795,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000		12/01/2021	06/01/2014A	797,830
2,975,000	Sacramento County, CA COP[1]	5.750		02/01/2030	02/01/2020A	3,248,760
130,000	Sacramento County, CA COP	4.750		10/01/2017	05/31/2014A	130,312
250,000	Sacramento County, CA COP[1]	5.375		02/01/2019	05/31/2014A	250,575
940,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000		02/01/2033	06/01/2014A	953,959
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700		03/01/2034	05/31/2014A	1,500,135
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250		06/01/2027	06/01/2014A	402,108
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[1]	5.200		12/01/2019	06/01/2014A	25,055
225,000	Sacramento, CA City Financing Authority[1]	5.000		12/01/2024	12/01/2015A	238,876
30,000	Sacramento, CA City Financing Authority (City Hall)	5.250		12/01/2016	06/01/2014A	30,122
815,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250		09/01/2023	09/01/2014A	830,355
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2027	03/01/2023A	499,513
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2025	03/01/2023A	947,172
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2024	03/01/2023A	2,073,183
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000		09/01/2026	03/01/2023A	865,737
25,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)[1]	5.500		09/02/2016	05/31/2014A	25,090
310,000	Saddleback Valley, CA Unified School District	5.650		09/01/2017	05/31/2014A	311,352
65,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)	5.500		11/01/2023	05/31/2014A	65,229
65,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	05/31/2014A	26,432
200,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	05/31/2014A	200,320
75,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2028	05/31/2014A	75,044
45,000	San Bernardino County, CA COP (Medical Center Financing)	5.250		08/01/2016	05/31/2014A	45,140
235,000	San Bernardino County, CA Flood Control District[1]	5.000		08/01/2029	05/31/2014A	235,310
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)[1]	5.000		09/01/2019	09/01/2015A	196,403
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2019	10/01/2019	229,414
180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023	202,482
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2018	10/01/2018	11,340

21	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
California (Continued)
$ 50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750%		10/01/2022	10/01/2022	$56,679
70,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023	78,743
160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	06/01/2014A	160,330
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	06/01/2014A	335,653
145,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600		01/01/2015	01/01/2015	142,912
325,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	11/17/2017B	310,824
415,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	03/27/2023B	381,290
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625		04/01/2026	05/31/2014A	150,143
430,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2017	02/14/2016B	442,659
70,000	San Bernardino, CA Municipal Water Dept.	5.250		02/01/2015	05/31/2014A	70,235
135,000	San Bernardino, CA Municipal Water Dept.	5.000		02/01/2017	05/31/2014A	135,343
25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875		07/01/2025	07/01/2014A	25,032
50,000	San Bruno, CA Police Facilities Financing[1]	5.250		02/01/2021	05/31/2014A	50,117
90,000	San Diego County, CA Water Authority[1]	4.750		05/01/2028	05/31/2014A	90,291
545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2025	09/01/2023A	590,911
720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2030	09/01/2023A	758,189
610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2027	09/01/2023A	654,317
640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2028	09/01/2023A	681,030
4,845,000	San Diego, CA Hsg. Authority (Island Village Apartments)[1]	5.650	[4]	07/01/2034	05/31/2014A	4,866,560
285,000	San Diego, CA Improvement Bond Act 1915	5.500		09/02/2032	09/02/2018A	292,074
180,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2023	09/02/2018A	190,669
170,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2022	09/02/2018A	182,364
220,000	San Diego, CA Improvement Bond Act 1915	5.125		09/02/2027	09/02/2018A	226,600
210,000	San Diego, CA Improvement Bond Act 1915	5.125		09/02/2026	09/02/2018A	218,320
195,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2025	09/02/2018A	202,578
255,000	San Diego, CA Improvement Bond Act 1915	5.375		09/02/2030	09/02/2018A	261,130
265,000	San Diego, CA Improvement Bond Act 1915	5.500		09/02/2031	09/02/2018A	272,099
190,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2024	09/02/2018A	199,130
245,000	San Diego, CA Improvement Bond Act 1915	5.375		09/02/2029	09/02/2018A	252,147
230,000	San Diego, CA Improvement Bond Act 1915	5.250		09/02/2028	09/02/2018A	236,136
165,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2021	09/02/2018A	178,997
110,000	San Diego, CA Mtg. (Mariners Cove)[1]	5.800		09/01/2015	05/31/2014A	110,438
1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250		02/15/2032	02/15/2017A	1,050,320
20,000	San Diego, CA Redevel. Agency	6.000		11/01/2015	05/31/2014A	20,095
100,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.200		09/01/2019	05/31/2014A	100,185
50,000	San Diego, CA Redevel. Agency (Centre City)	5.000		09/01/2026	05/31/2014A	50,156

22	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 1,000,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400%	09/01/2019	05/31/2014A	$1,002,670
325,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2026	05/31/2014A	325,247
20,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2015	05/31/2014A	20,065
55,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.300	09/01/2020	05/31/2014A	55,074
10,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.500	09/01/2019	05/31/2014A	10,018
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.600	09/01/2024	05/31/2014A	25,024
175,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2021	05/31/2014A	175,681
115,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.350	09/01/2024	05/31/2014A	115,085
110,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.875	10/01/2019	05/31/2014A	110,501
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2026	05/31/2014A	20,062
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2021	05/31/2014A	20,074
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800	09/01/2022	05/31/2014A	70,115
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	05/31/2014A	300,306
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.600	09/01/2019	05/31/2014A	85,236
60,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.700	09/01/2020	05/31/2014A	60,179
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.900	09/01/2025	05/31/2014A	711,399
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	05/31/2014A	25,040
10,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)[1]	6.750	09/01/2016	09/01/2014A	10,214
270,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	05/31/2014A	270,246
7,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018A	8,474,850
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	05/31/2014A	3,046,536
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	05/31/2014A	75,065
1,365,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2022	05/31/2014A	1,367,020
315,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	05/31/2014A	315,819
150,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	05/31/2014A	150,287
1,320,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.100	01/01/2020	05/31/2014A	1,325,768
315,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	05/31/2014A	315,372
110,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	05/31/2014A	110,182
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2023	05/31/2014A	40,054
510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	05/31/2014A	512,305
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	09/02/2014A	41,468

23	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$ 500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000%	08/01/2023	08/01/2022A	$564,840
1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022A	1,770,160
1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022A	1,373,150
20,000	San Francisco, CA City & County Redevel. Financing Authority[1]	5.000	08/01/2019	05/31/2014A	20,055
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019A	128,943
80,000	San Francisco, CA Community College District	5.000	06/15/2026	05/31/2014A	80,285
855,000	San Francisco, CA Community College District	5.000	06/15/2018	06/15/2014A	859,993
35,000	San Francisco, CA Community College District	5.000	06/15/2019	06/15/2014A	35,203
215,000	San Francisco, CA Community College District[1]	5.375	06/15/2015	05/31/2014A	215,920
200,000	San Francisco, CA Community College District	5.375	06/15/2016	05/31/2014A	200,850
115,000	San Francisco, CA Community College District	5.375	06/15/2022	05/31/2014A	115,480
360,000	San Francisco, CA Community College District[1]	5.000	06/15/2017	06/15/2014A	362,106
50,000	San Francisco, CA Community College District	5.000	06/15/2020	06/15/2014A	50,287
100,000	San Francisco, CA Community College District	5.000	06/15/2022	06/15/2014A	100,552
25,000	San Francisco, CA Community College District	5.000	06/15/2021	06/15/2014A	25,142
1,395,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2024	08/01/2017A	1,630,141
1,560,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2025	08/01/2017A	1,822,954
920,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2024	08/01/2020A	995,504
1,000,000	San Gorgonio, CA Memorial Health Care District[1]	7.100	08/01/2033	08/01/2017A	1,180,660
80,000	San Joaquin County, CA COP (Solid Waste System Facilities)	5.000	04/01/2015	05/31/2014A	80,255
75,000	San Joaquin County, CA COP (Solid Waste System Facilities)	5.000	04/01/2022	05/31/2014A	75,224
50,000	San Joaquin County, CA COP (Solid Waste System Facilities)	5.000	04/01/2020	05/31/2014A	50,150
30,000	San Joaquin County, CA COP (Solid Waste System Facilties)[1]	5.000	04/01/2018	05/31/2014A	30,070
1,150,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.375	01/15/2029	05/31/2014A	1,150,230
395,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.250	01/15/2030	07/15/2014A	394,996
15,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2017	05/31/2014A	15,059
235,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2018	05/31/2014A	235,928
85,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2020	05/31/2014A	85,346
35,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2015	05/31/2014A	35,140
50,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2022	05/31/2014A	50,201
100,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2025	05/31/2014A	100,399
105,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2022	05/31/2014A	105,412
50,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2020	05/31/2014A	50,196
30,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2017	05/31/2014A	30,119
1,000,000	San Jose, CA Airport[1]	6.250	03/01/2034	03/01/2021A	1,146,000
1,130,000	San Jose, CA Airport[1]	5.000	03/01/2028	05/31/2014A	1,133,786
100,000	San Jose, CA Airport[1]	5.250	03/01/2023	05/31/2014A	100,367
3,990,000	San Jose, CA Airport	5.125	03/01/2020	05/31/2014A	4,005,122
15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2024	05/31/2014A	15,049
280,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2019	05/31/2014A	281,114

24	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$ 225,000	San Jose, CA Finance Authority (Convention Center)	5.000%		09/01/2016	05/31/2014	A	$225,898
60,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2015	05/31/2014	A	60,664
50,000	San Jose, CA Finance Authority (Convention Center)	5.000		09/01/2018	05/31/2014	A	50,200
90,000	San Jose, CA Finance Authority (Convention Center)	5.000		09/01/2017	05/31/2014	A	90,359
60,000	San Jose, CA Improvement Bond Act 1915	5.750		09/02/2020	09/02/2014	A	62,177
95,000	San Jose, CA Improvement Bond Act 1915	5.750		09/02/2019	09/02/2014	A	98,588
25,000	San Jose, CA Improvement Bond Act 1915	5.700		09/02/2018	09/02/2014	A	25,979
20,000	San Jose, CA Improvement Bond Act 1915	5.600		09/02/2016	09/02/2014	A	20,829
250,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	[4]	07/15/2034	01/12/2017	A	263,398
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100		01/01/2031	05/31/2014	A	25,003
390,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875		03/01/2033	06/01/2014	A	393,132
50,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2020	08/01/2015	A	51,501
45,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2028	08/01/2015	A	45,410
75,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2026	08/01/2017	A	77,474
350,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2017	08/01/2015	A	365,243
300,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2019	08/01/2015	A	310,305
65,000	San Jose, CA Redevel. Agency[1]	5.750		08/01/2017	08/01/2014	A	65,659
35,000	San Jose, CA Redevel. Agency[1]	5.500		08/01/2016	05/31/2014	A	35,126
25,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2023	08/01/2017	A	26,143
20,000	San Jose, CA Redevel. Agency[1]	5.500		08/01/2014	05/31/2014	A	20,081
5,300,000	San Jose, CA Redevel. Agency[1]	5.850		08/01/2027	08/01/2014	A	5,369,006
200,000	San Jose, CA Redevel. Agency[1]	6.375		08/01/2021	08/01/2018	A	225,142
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2024	08/01/2017	A	104,027
25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2019	05/31/2014	A	25,055
30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2025	08/01/2017	A	31,086
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2022	08/01/2017	A	268,456
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2023	08/01/2017	A	120,258
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2027	05/31/2014	A	100,063
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.250		08/01/2019	08/01/2014	A	1,218,869
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600		08/01/2019	05/31/2014	A	5,014
100,000	San Juan Capistrano, CA Public Financing Authority[1]	4.800		12/01/2016	06/01/2014	A	100,280
25,000	San Marcos, CA Public Facilities Authority[1]	5.000		08/01/2017	05/31/2014	A	25,084
100,000	San Marcos, CA Public Facilities Authority[1]	5.000		08/01/2026	08/01/2014	A	100,947
500,000	San Marcos, CA Public Facilities Authority[1]	4.875		08/01/2031	05/31/2014	A	500,345
25,000	San Marcos, CA Public Facilities Authority[1]	5.000		08/01/2021	08/01/2014	A	25,263
100,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650		10/01/2028	05/31/2014	A	100,414
25,000	San Marcos, CA Unified School District Special Tax[1]	5.000		09/01/2029	09/01/2014	A	25,091
130,000	San Mateo, CA Flood Control District COP (Colma Creek Flood Control Zone)[1]	5.125		08/01/2032	05/31/2014	A	130,044

25	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$ 40,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	5.000%	12/01/2014	06/01/2014	A	$40,164
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	05/31/2014	A	100,346
60,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2019	05/31/2014	A	60,227
105,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2018	05/31/2014	A	105,401
25,000	Santa Clara County, CA Board of Education[1]	5.000	04/01/2021	05/31/2014	A	25,031
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	05/31/2014	A	1,715,737
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	05/31/2014	A	80,080
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.375	06/01/2016	06/01/2014	A	25,100
185,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2023	06/01/2014	A	185,760
400,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.000	06/01/2020	06/01/2014	A	401,432
500,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.000	06/01/2022	06/01/2014	A	501,840
300,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2014	06/01/2014		301,266
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2018	06/01/2014	A	100,390
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.000	06/01/2015	06/01/2014	A	175,718
1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	06/01/2014	A	1,023,978
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	A	1,003,893
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	356,694
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	834,306
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	707,771
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,233,145
25,000	Santa Fe Springs, CA Community Devel. Commission	5.500	09/01/2014	05/31/2014	A	25,110
40,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.375	09/01/2019	05/31/2014	A	40,119
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	05/31/2014	A	85,281
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	05/31/2014	A	801,960
30,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevel.)[1]	5.000	07/01/2018	05/31/2014	A	30,092
20,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevel.)[1]	5.000	07/01/2016	05/31/2014	A	20,075
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	10/14/2022	B	24,855
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	09/02/2014	A	20,156
830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	896,998
710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	A	781,476
770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	A	840,956

26	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$ 895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000%	09/01/2028	09/01/2023	A	$959,538
25,000	Seaside, CA Redevel. Agency	5.000	08/01/2014	05/31/2014	A	25,090
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016	A	1,412,240
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	06/30/2014	A	16,715
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	104,680
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	105,566
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	103,920
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	102,994
400,000	Sierra View, CA Local Health Care District[1]	5.250	07/01/2024	07/01/2017	A	419,400
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	A	42,060
525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2019	05/31/2014	A	526,307
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.000	09/01/2030	05/31/2014	A	25,017
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2021	05/31/2014	A	25,080
175,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350	12/01/2028	06/01/2014	A	175,112
1,020,000	Sonora, CA Union High School District	5.625	08/01/2029	08/01/2023	A	1,176,050
100,000	South Gate, CA Public Financing Authority (South Gate Redevel.)[1]	5.750	09/01/2022	09/01/2014	A	100,701
1,925,000	South Gate, CA Utility Authority	5.250	10/01/2027	10/01/2022	A	2,195,886
60,000	South Orange County, CA Public Financing Authority	5.250	08/15/2018	05/31/2014	A	60,226
40,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	09/02/2014	A	40,706
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)[1]	5.000	08/15/2024	08/15/2015	A	255,908
20,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.300	10/01/2021	05/31/2014	A	20,028
260,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	08/01/2021		291,320
50,000	Southern CA Public Power Authority	5.250	10/01/2015	05/31/2014	A	50,207
10,000	Southern CA Public Power Authority[1]	5.000	07/01/2015	05/31/2014	A	10,040
925,000	Southern CA Public Power Authority[1]	5.000	11/01/2018	11/01/2018		1,034,613
25,000	Southern CA Public Power Authority	5.500	07/01/2020	05/31/2014	A	25,107
5,000	Southern CA Public Power Authority	5.500	07/01/2020	05/31/2014	A	5,021
20,000	Southern CA Public Power Authority	5.750	07/01/2021	05/31/2014	A	20,090
5,980,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	12/14/2016	B	5,866,141
155,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	05/31/2014	A	155,330
20,000	Stockton, CA COP (Wastewater System)[1]	5.000	09/01/2023	05/31/2014	A	20,014
35,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	09/02/2014	A	35,245
250,000	Stockton, CA Unified School District (Election 2005)[1]	5.000	09/01/2019	09/01/2015	A	260,253
50,000	Stockton, CA Unified School District (Election 2008)[1]	5.000	08/01/2023	08/01/2016	A	53,573
25,000	Suisun City, CA Public Financing Authority[1]	5.200	10/01/2028	05/31/2014	A	25,020
25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2022	05/31/2014	A	25,098
25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2017	05/31/2014	A	25,099
415,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2026	10/01/2023	A	463,426
700,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2027	10/01/2023	A	775,908
1,490,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2029	10/01/2023	A	1,631,043

27	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$ 1,465,000	Sutter Butte, CA Flood Agency Assessment	5.000%	10/01/2028	10/01/2023	A	$1,614,650
300,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2025	10/01/2023	A	338,856
4,550,000	Sweetwater, CA Union High School District[1]	5.000	09/01/2027	09/01/2015	A	4,741,555
50,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	05/31/2014	A	50,185
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	875,606
50,000	Temecula, CA Redevel. Agency[1]	5.000	08/01/2020	05/31/2014	A	50,069
500,000	Temecula, CA Redevel. Agency[1]	5.125	08/01/2027	05/31/2014	A	504,485
25,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.400	06/01/2015	06/01/2014	A	25,091
75,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	5.500	06/01/2031	06/01/2014	A	75,128
1,505,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	06/01/2014	A	1,511,140
270,000	Torrance, CA Redevel. Agency[1]	5.500	09/01/2028	05/31/2014	A	270,138
15,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	05/31/2014	A	15,034
1,430,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	10/01/2014	A	1,451,808
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	05/31/2014	A	50,068
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	09/02/2014	A	25,097
75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100	09/02/2021	09/02/2014	A	75,611
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	09/01/2014	A	30,041
805,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/27/2016	B	881,910
60,000	Turlock, CA Irrigation District	5.000	01/01/2015	05/31/2014	A	60,229
280,000	Turlock, CA Irrigation District[1]	5.000	01/01/2033	07/01/2014	A	280,336
150,000	Turlock, CA Irrigation District	5.000	01/01/2018	05/31/2014	A	150,573
340,000	Turlock, CA Irrigation District[1]	5.000	01/01/2028	07/01/2014	A	340,677
65,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	05/31/2014	A	65,218
420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2024	09/01/2023	A	475,797
515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2028	09/01/2023	A	565,073
445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2025	09/01/2023	A	498,311
470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2026	09/01/2023	A	520,643
490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2027	09/01/2023	A	540,215
130,000	Tustin, CA Unified School District[1]	5.000	09/01/2032	09/01/2014	A	130,437
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	09/01/2021	A	143,908
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	A	279,638
25,000	Union City, CA Community Redevel. Agency[1]	5.000	10/01/2027	05/31/2014	A	25,010
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	09/02/2014	A	20,220
225,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	05/31/2014	A	225,349

28	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$ 275,000	Val Verde, CA Unified School District	6.125%	09/01/2034	09/01/2014	A	$275,671
125,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2026	05/31/2014	A	125,141
325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2019	05/31/2014	A	325,881
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	09/01/2014	A	25,264
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2015	A	40,205
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	09/01/2014	A	40,783
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	09/01/2015	A	30,216
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	03/28/2025	B	263,844
535,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	A	593,738
25,000	Victorville, CA Redevel. Agency (Bear Valley Road)[1]	5.125	12/01/2031	12/01/2014	A	25,135
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.750	09/01/2026	05/31/2014	A	75,083
110,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.200	09/01/2028	05/31/2014	A	110,055
15,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.800	09/01/2030	05/31/2014	A	15,017
100,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.125	09/01/2028	05/31/2014	A	100,044
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	06/01/2014	A	5,026
90,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	10/01/2014	A	91,769
10,000	Vista, CA Unified School District[1]	5.125	05/01/2023	11/01/2014	A	10,202
5,000	Walnut, CA Energy Center Authority[1]	5.000	01/01/2029	05/31/2014	A	5,019
50,000	Walnut, CA Energy Center Authority	5.000	01/01/2024	05/31/2014	A	50,169
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	05/31/2014	A	10,022
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	05/31/2014	A	15,064
550,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	05/31/2014	A	550,440
1,000,000	Washington Township, CA Health Care District[1]	5.000	07/01/2018	05/31/2014	A	1,002,390
150,000	West Covina, CA Redevel. Agency[1]	5.100	09/01/2025	09/01/2014	A	151,808
180,000	West Covina, CA Redevel. Agency[1]	5.000	09/01/2026	05/31/2014	A	180,058
60,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)[1]	5.300	09/01/2025	05/31/2014	A	60,025
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)	5.100	09/01/2014	05/31/2014	A	100,302
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.250	09/01/2031	09/01/2021	A	1,200,920
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.000	09/01/2026	09/01/2021	A	1,052,424
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	09/02/2014	A	5,186
25,000	Western CA Municipal Water Districts	7.125	09/02/2014	09/02/2014		25,454
1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	A	1,236,232
2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2023	A	2,614,733
1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2018	A	1,327,517
835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	A	919,059
20,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)	7.000	11/01/2014	05/31/2014	A	20,095

29	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$ 260,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250%	09/01/2023	09/01/2014	A	$261,035

						538,161,203

U.S. Possessions—16.1%
1,250,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018	A	1,366,212
155,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		181,652
265,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	301,634
225,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	253,309
155,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022	A	173,383
150,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		174,531
100,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		115,331
150,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		173,505
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	07/01/2024	04/23/2021	B	3,785,150
3,300,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2028		2,296,932
14,369,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	07/23/2017	B	14,368,425
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2020	07/01/2020		1,616,600
370,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	372,808
40,000	Puerto Rico Commonwealth GO1	5.250	07/01/2015	07/01/2015		38,993
1,145,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	05/09/2029	B	830,594
100,000	Puerto Rico Commonwealth GO1	5.375	07/01/2030	07/01/2030		73,637
75,000	Puerto Rico Commonwealth GO1	6.125	07/01/2024	04/23/2021	B	58,794
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	02/04/2031	B	422,867
2,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2029		1,559,400
1,270,000	Puerto Rico Commonwealth GO1	5.500	07/01/2020	07/01/2020		1,297,788
70,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		71,499
70,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		64,961
170,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		175,212
205,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		187,682
2,000,000	Puerto Rico Commonwealth GO1	2.063	07/01/2019	07/01/2019		1,825,580
200,000	Puerto Rico Commonwealth GO1	5.000	07/01/2022	07/01/2022		152,652
5,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	07/01/2026		3,781,750
5,890,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	07/01/2028		4,465,916
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2028		1,856,100
260,000	Puerto Rico Electric Power Authority, Series B1	5.000	07/01/2016	07/01/2016		226,494
500,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		309,350
1,975,000	Puerto Rico Electric Power Authority, Series KK1	5.500	07/01/2015	07/01/2015		2,013,394
555,000	Puerto Rico Electric Power Authority, Series KK1	5.500	07/01/2016	07/01/2016		572,333
300,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2025	07/01/2025		281,856
175,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2022	07/01/2022		170,637
230,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2024	07/01/2024		217,856
3,210,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2023	07/01/2023		3,073,094
25,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2025	07/01/2025		23,488
2,015,000	Puerto Rico Electric Power Authority, Series WW1	5.500	07/01/2018	07/01/2018		1,544,437
990,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000	07/01/2017	07/01/2017		802,880
9,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2026		5,612,940
40,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000	07/01/2018	07/01/2018		30,662
150,000	Puerto Rico Government Devel. Bank[1]	5.000	12/01/2016	12/01/2016		135,798
200,000	Puerto Rico Government Devel. Bank[1]	5.000	12/01/2014	12/01/2014		199,138
215,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		160,007
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2022	07/01/2022		633,190
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2020		488,550

30	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (continued)
$ 195,000	Puerto Rico Highway & Transportation Authority, Series E1	5.500%	07/01/2016	07/01/2016		$199,501
70,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000	07/01/2022	07/01/2022		43,357
260,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	06/01/2014	A	260,234
910,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		592,465
1,000,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		601,030
130,000	Puerto Rico Infrastructure Financing Authority[1]	5.000	07/01/2018	07/01/2018		112,315
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		97,673
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		101,717
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		98,956
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	4,130,280
50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		51,206
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	07/01/2014	A	500,595
45,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	05/31/2014	A	45,023
395,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2018	05/31/2014	A	395,205
75,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	05/31/2014	A	75,042
180,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	05/31/2014	A	180,034
40,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	08/01/2022		38,648
165,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	05/31/2014	A	165,125
70,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2014	05/31/2014	A	70,071
3,260,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	05/31/2014	A	3,261,891
1,180,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	05/31/2014	A	1,180,614
2,710,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		2,290,546
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	04/13/2025	B	2,084,758
1,070,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023		861,189
8,305,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	09/18/2030	B	5,851,620
2,735,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2019	07/01/2019		2,786,801
450,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2017	07/01/2017		448,929
460,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2018	07/01/2018		456,923
1,750,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	07/17/2029	B	1,090,250
1,400,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2025		962,892
600,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2024		421,386
2,505,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2024		2,137,592
500,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2028	08/01/2028		408,365
4,735,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	08/01/2029		4,060,357
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2021	08/01/2021		4,678,250
885,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2023	08/01/2023		802,314
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		2,226,213
315,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024		197,952
495,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021		326,636
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A	128,164
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A	164,944
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	A	310,785

						103,436,849

31	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Value
Total Investments, at Value (Cost $655,017,507)—100.2%	$641,598,052

Liabilities in Excess of Other Assets—(0.2)	(1,420,224)

Net Assets—100.0%	$640,177,828

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation
B.	Average life due to mandatory, or expected, sinking fund principle payments prior to maturity.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Zero coupon bond reflects effective yield on the date of purchase.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2014. See accompanying Notes.
4.	Represents the current interest rate for a variable or increasing rate security.
5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Community Facilities District
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
CMF	CHW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
CWM	Chemical Waste Management
DHlth	Dignity Health
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
HFA	Housing Finance Agency
HSH	Hayward Sisters Hospital
IMEPCF	Industrial, Medican and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LLMC	Lifelong Medical Care
MGC	Modesto Garbage Company
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PCCD	Palomar Community College District
PH&S	Providence Health & Services
ROLs	Residual Option Longs
SCADP	Southern California Alcohol & Drug Programs
SFMH	St. Francis Memorial Housing
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SRHF	Sharon Regional Health System
SRMB	Saint Rose Medical Building
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
USAWCA	USA Waste of California

32	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations: Continued

V.I.	United States Virgin Islands
WM	Waste Management
WMC	Waste Management of California
WMC&R	Waste Management Collection & Recycling
WWI	Western Waste Industries

33	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

34	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain

35	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2014, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2014, municipal bond holdings with a value of $11,255,494 shown on the Fund’s Statement of Investments

36	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	14.832%	5/15/25	$4,590,494

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 of April 30, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

37	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

As of April 30, 2014, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$974,550

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies

38	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

(listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and

39	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$538,161,203	$—	$538,161,203
U.S. Possessions	—	103,436,849	—	103,436,849

Total Assets	$—	$641,598,052	$—	$641,598,052

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

40	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$648,368,582 [1]

Gross unrealized appreciation	$12,461,292
Gross unrealized depreciation	(25,881,947)

Net unrealized depreciation	$(13,420,655)

1.	The Federal tax cost of securities does not include cost of $6,650,125, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

41	OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/9/2014